REVENUE (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Revenue by Sales Channel
Total revenue by sales channel was as follows for the periods indicated:

	Six months ended June 30, 2025			Six months ended June 30, 2024
(In thousands)	Obagi Medical	Milk Makeup	Total	Obagi Medical	Milk Makeup	Total
Revenue by Sales Channel
Direct sales	$47,939	$59,546	$107,485	$46,300	$60,933	$107,233
Distributors	21,319	1,312	22,631	19,663	2,285	21,948
Net product sales	$69,258	$60,858	$130,116	$65,963	$63,218	$129,181
Royalties	2,158	—	2,158	2,401	—	2,401
Net revenue	$71,416	$60,858	$132,274	$68,364	$63,218	$131,582

Revenue by Geographic Region
Total revenue by geographic region, based on the location of the end customer, was as follows for the periods indicated:

(In thousands)	Six months ended June 30, 2025	Six months ended June 30, 2024
Revenue by Geographic Region
North America	$106,205	$95,469
Rest of the World	23,911	33,712
Net product sales	$130,116	$129,181
Royalties	2,158	2,401
Total	$132,274	$131,582